Earnings (Loss) Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Mar. 31, 2025 CAD ($) $ / shares shares	Dec. 01, 2024 shares
Earnings per share [line items]
Net (loss) earnings | $	$ (38,777)	$ 1,295
Weighted average number of shares outstanding, basic (in shares)	97,864,919	96,313,316
Weighted average number of shares outstanding, diluted (in shares)	97,864,919	96,313,316
Basic earnings (loss) per share (in CAD per share) | $ / shares	$ (0.40)	$ 0.01
Diluted earnings (loss) per share (in CAD per share) | $ / shares	$ (0.40)	$ 0.01
Other consideration | XRM Vision Inc. (a)
Earnings per share [line items]
Number of instruments issued (in shares)			1,724,553
Other consideration | XRM Vision Inc. (a) | Subordinate Voting Shares
Earnings per share [line items]
Number of instruments issued (in shares)	1,532,936		1,724,553